FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS

4) FINANCIAL INVESTMENTS

a)  Accounting policy

They are financial assets, measured at amortized cost, subject to a significant risk of change in value, not classified as cash and cash equivalents.

b)  Breakdown

	12.31.22	12.31.21
Investment fund - FDIC (1)	1,016	30,109
Guarantee for legal proceedings (2)	43,522	37,238
Total	44,538	67,347
Current	1,016	30,109
Non-current	43,522	37,238
(1)	Refers to financial investments in senior shares of FOR-TE Fundo de Investimento em Direitos Creditórios.
(2)	Refer to financial investments in guarantees for lawsuits (Note 20).